Note 11 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 66,000	$ 68,000
Reserves not deductible until paid	4,000	55,000
Net operating loss carryforwards
Federal	2,168,000	2,170,000
State	883,000	816,000
Federal tax credit	877,000	733,000
Operating lease liabilities	402,000	416,000
Other	92,000	69,000
Gross deferred tax assets	4,492,000	4,327,000
Less valuation allowance	(2,351,000)	(2,269,000)
Deferred tax assets net of valuation allowance	2,141,000	2,058,000
Deferred tax liabilities:
Property and equipment	(1,731,000)	(1,552,000)
Operating lease right of use assets	(402,000)	(416,000)
Other	0	(82,000)
Gross deferred tax liabilities	(2,133,000)	(2,050,000)
Net deferred tax asset	$ 8,000	$ 8,000